Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Sociedad Minera Cerro Verde S.A.A.
Disclosure Other operational expenses [Line Items]
Schedule of other operating expenses

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	US$(000)	US$(000)	US$(000)

Exploration expenses	11,822	9,179	4,973
Optimization and prefeasibility/feasibility studies	6,585	1,401	8,905
Tax Contingencies	2,823	258	1,078
Royalty non-income tax	2,069	4,488	9,238
Other expenses	370	138	—
Impairment of assets	19	3,546	—
Cancellation of projects	—	2,164	18
Penalties of income tax payments on account (a)	—	70,045	—

	23,688	91,219	24,212
(a)	Corresponded to penalties related to payments on account of income tax from 2006 to 2015 as a result of unfavorable tax rulings issued by the Supreme Court.